26. Revenue from the sale of goods and / or services (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RevenueLineItems [Line Items]
Revenues	R$ 56,635	R$ 49,388	R$ 44,634
Gross Sales [Member]
RevenueLineItems [Line Items]
Revenues	61,544	53,615	48,439
Goods [Member]
RevenueLineItems [Line Items]
Revenues	61,176	53,643	48,597
Services Rendered [Member]
RevenueLineItems [Line Items]
Revenues	641	456	365
Sales Returns and Cancellations [Member]
RevenueLineItems [Line Items]
Revenues	(273)	(484)	(523)
Taxes On Sales [Member]
RevenueLineItems [Line Items]
Revenues	R$ (4,909)	R$ (4,227)	R$ (3,805)